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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC.
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Harlan Schier
Title:            Chief Financial Officer
Phone:            212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier                 New York, New York              May 14, 2010
---------------------            --------------------           ----------------
    [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                        0
                                                         ------------------

Form 13F Information Table Entry Total:                                  40
                                                         ------------------

Form 13F Information Table Value Total:                            $193,940
                                                         ------------------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        ---------------------------        ------------------

         None.


                                                        Para Advisors, LLC.
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2010



                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY

                                                  Fair Market
                                                     Value    Shares or
                           Title of       Cusip       (in     Principal SH/ Put/       Shared  Shared Other
Issuer                       Class        Number   thousands)   Amount  PRN Call  Sole Defined Other  Managers    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                     COM        885535104    $4,602    600,000 SH        Sole                           600,000
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                    COM        009363102    $9,543    150,000 SH        Sole                           150,000
------------------------------------------------------------------------------------------------------------------------------------
ALCON INC                     COM SHS    H01301102    $14,540    90,000 SH        Sole                            90,000
------------------------------------------------------------------------------------------------------------------------------------
BPW ACQUISITION CORP          COM        055637102    $996       80,000 SH        Sole                            80,000
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC              COM        057224107    $2,342     50,000 SH        Sole                            50,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION   COM        060505104    $4,463    250,000 SH        Sole                           250,000
------------------------------------------------------------------------------------------------------------------------------------
BRINKS HOME SEC HLDGS INC     COM        109699108    $4,255    100,000 SH        Sole                           100,000
------------------------------------------------------------------------------------------------------------------------------------
BURGER KING HLDGS INC         COM        121208201    $2,126    100,000 SH        Sole                           100,000
------------------------------------------------------------------------------------------------------------------------------------
CIT GROUP INC                 COM NEW    125581801    $7,792    200,000 SH        Sole                           200,000
------------------------------------------------------------------------------------------------------------------------------------
COBALT INTL ENERGY INC        COM        19075F106    $3,740    275,000 SH        Sole                           275,000
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA ENTERPRISES INC     COM        191219104    $6,915    250,000 SH        Sole                           250,000
------------------------------------------------------------------------------------------------------------------------------------
DANA HOLDING CORP             COM        235825205    $2,970    250,000 SH        Sole                           250,000
------------------------------------------------------------------------------------------------------------------------------------
F M C CORP                    COM NEW    302491303    $6,054    100,000 SH        Sole                           100,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERN CORP CALIF        COM        318522307    $5,076    150,000 SH        Sole                           150,000
------------------------------------------------------------------------------------------------------------------------------------
FLAGSTAR BANCORP INC          COM        337930101    $900    1,500,000 SH        Sole                         1,500,000
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER
& GO                          COM        35671D857    $4,177     50,000 SH        Sole                            50,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL GROWTH PPTYS INC      COM        370021107    $4,023    250,000 SH        Sole                           250,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC       COM        38141G104    $8,532     50,000 SH        Sole                            50,000
------------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW        COM        38388F108    $3,470    125,000 SH        Sole                           125,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY

                                                  Fair Market
                                                     Value    Shares or
                           Title of       Cusip       (in     Principal SH/ Put/       Shared  Shared Other
Issuer                       Class        Number   thousands)   Amount  PRN Call  Sole Defined Other  Managers    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
HESS CORP                     COM        42809H107    $7,819    125,000 SH        Sole                           125,000
------------------------------------------------------------------------------------------------------------------------------------
                              *W EXP
JPMORGAN CHASE & CO           10/28/2018 46634E114    $3,074    200,000 SH        Sole                           200,000
------------------------------------------------------------------------------------------------------------------------------------
LAS VEGAS SANDS CORP          COM        517834107    $1,586     75,000 SH        Sole                            75,000
------------------------------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP            COM        576206106    $5,229    100,000 SH        Sole                           100,000
------------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC            COM        580037109    $2,692    100,000 SH        Sole                           100,000
------------------------------------------------------------------------------------------------------------------------------------
MEAD JOHNSON NUTRITION CO     COM        582839106    $5,203    100,000 SH        Sole                           100,000
------------------------------------------------------------------------------------------------------------------------------------
MILLIPORE CORP                COM        601073109    $5,280     50,000 SH        Sole                            50,000
------------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO                     COM        61945A107    $6,077    100,000 SH        Sole                           100,000
------------------------------------------------------------------------------------------------------------------------------------
NABI BIOPHARMACEUTICALS       COM        629519109    $2,163    393,300 SH        Sole                           393,300
------------------------------------------------------------------------------------------------------------------------------------
NOVELL INC                    COM        670006105    $3,000    500,000 SH        Sole                           500,000
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC       COM        671040103    $8,933    150,000 SH        Sole                           150,000
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                    COM        717081103    $4,288    250,000 SH        Sole                           250,000
------------------------------------------------------------------------------------------------------------------------------------
PINNACLE ENTMT INC            COM        723456109    $2,922    300,000 SH        Sole                           300,000
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS CORP       COM        78388J106    $3,607    100,000 SH        Sole                           100,000
------------------------------------------------------------------------------------------------------------------------------------
SKILLSOFT PLC                 SPON ADR   830928107    $5,160    500,000 SH        Sole                           500,000
------------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC                COM        832110100    $10,705   250,000 SH        Sole                           250,000
------------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO INTERACTIVE
SOFTWARE                      COM        874054109    $1,974    200,000 SH        Sole                           200,000
------------------------------------------------------------------------------------------------------------------------------------
TIMKEN CO                     COM        887389104    $4,502    150,000 SH        Sole                           150,000
------------------------------------------------------------------------------------------------------------------------------------
WEATHERFORD INTERNATIONAL
LT                            REG        H27013103    $3,965    250,000 SH        Sole                           250,000
------------------------------------------------------------------------------------------------------------------------------------
WEYERHAEUSER CO               COM        962166104    $4,527    100,000 SH        Sole                           100,000
------------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC                COM        98385X106    $4,718    100,000 SH        Sole                           100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                               $193,940
(in thousands)

